Basis for preparation, consolidation and accounting policies - Assets and liabilities originally denominated in Soles (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / S/ $ / shares	Dec. 31, 2020 USD ($) $ / S/	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Assets
Cash and cash equivalents	$ 376,999	$ 235,449	$ 210,046	$ 369,200
Trade and other receivables	876,264	333,177
Income tax credit	15,456	19,837
Total assets	4,561,811	3,979,617	4,107,274
Liabilities
Trade and other payables	262,678	198,882
Income tax payable	3,026	3,162
Total liabilities	2,023,280	1,179,760	1,139,074
PEN
Assets
Cash and cash equivalents	8,587	8,606
Income tax credit	15,456	19,837
Total assets	712,481	187,542
Liabilities
Trade and other payables	72,051	47,705
Income tax payable	3,026	3,162
Total liabilities	96,461	89,441
Net asset (liability) position	616,020	98,101
Minera Yanacocha SRL and subsidiary [Member]
Assets
Cash and cash equivalents	692,849	870,929	818,503	$ 723,208
Trade and other receivables	14,854	49,720
Total assets	2,107,137	2,313,438
Liabilities
Income tax payable	7,407	42,029
Provisions, other accruals and liabilities	2,535,684	1,762,389
Total liabilities	2,751,075	1,989,052
Net loss from currency exchange	$ 7,311
Net gain from currency exchange		$ 1,180	$ 2,902
Minera Yanacocha SRL and subsidiary [Member] | Buy
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Closing foreign exchange rate	0.2515	0.2764
Minera Yanacocha SRL and subsidiary [Member] | Sell
Disclosure of basis for preparation, consolidation and accounting policies [Line Items]
Closing foreign exchange rate | $ / S/	0.2501	0.3020
Minera Yanacocha SRL and subsidiary [Member] | PEN
Assets
Cash and cash equivalents	$ 4,658	$ 6,242
Trade and other receivables	7,283	7,584
Value added tax credit	39,989	25,214
Total assets	51,930	39,040
Liabilities
Trade and other payables	35,505	48,200
Income tax payable	11,792	37,779
Provisions, other accruals and liabilities	16,303	25,774
Total liabilities	63,600	111,753
Net asset (liability) position	$ (11,670)	$ (72,713)